Stock-Based Compensation - Employee Stock Purchase Plan (Details) - Employee Stock	1 Months Ended
Aug. 31, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of common stock, percent	0.85%
Number of shares authorized (in shares)	4,969,059
Percentage of outstanding stock maximum	1.00%
Number of additional shares authorized (in shares)	9,938,118